Business Segment Information - Segment Operating Results (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Segment Information
Revenue from external customers	$ 54,944	$ 63,689	$ 71,291
Interest expense	1,640	1,564	1,748
Depreciation, depletion and amortization	932	784	481
Income (loss) before income taxes	10,197	(23,956)	17,547
Operating segments
Business Segment Information
Revenue from external customers	54,944	63,689	71,291
Interest expense	1,763	1,809	1,935
Depreciation, depletion and amortization	7,929	10,699	11,023
Income (loss) before income taxes	10,197	(23,956)	17,547
Operating segments | Iron Ore Royalty
Business Segment Information
Revenue from external customers	35,323	29,167	40,335
Interest expense	4	2	2
Depreciation, depletion and amortization	5,168	4,637	4,911
Income (loss) before income taxes	11,120	1,012	26,892
Operating segments | Industrial Equity
Business Segment Information
Revenue from external customers	12,247	28,538	23,428
Interest expense	130	253	202
Depreciation, depletion and amortization	2,310	5,740	5,754
Income (loss) before income taxes	10,098	(19,457)	(4,739)
Operating segments | Merchant banking
Business Segment Information
Revenue from external customers	7,374	5,486	6,527
Interest expense	1,629	1,554	1,715
Depreciation, depletion and amortization	450	321	357
Income (loss) before income taxes	(55)	2,900	736
Operating segments | All other segments
Business Segment Information
Revenue from external customers		498	1,001
Interest expense		0	16
Depreciation, depletion and amortization	1	1	1
Income (loss) before income taxes	(10,966)	(8,411)	(5,342)
Elimination of intersegment amounts
Business Segment Information
Revenue from external customers	(20,418)	(20,998)	(14,419)
Elimination of intersegment amounts | Industrial Equity
Business Segment Information
Revenue from external customers	(8,752)	(9,079)	(3,385)
Elimination of intersegment amounts | Merchant banking
Business Segment Information
Revenue from external customers	(6,857)	(6,212)	(6,663)
Elimination of intersegment amounts | All other segments
Business Segment Information
Revenue from external customers	$ (4,809)	$ (5,707)	$ (4,371)